Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Service Provided by or to Related Parties
Details of related party transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:
Service provided by related parties:

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Technology service fee to Xiaoke	1,887	3,234	—
Channel cost to Huibao Huipei	7,439	10,940	10,787
Channel cost to Baofu	—	—	1,143
Channel cost to Bay Union	—		25,174

Total	9,326	14,174	37,104

Service provided to related parties:

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Consulting service fee from Huibao Huipei	728	204	976
Channel Revenue from Bay Union	—	—	2,569

Total	728	204	3,545

Schedule of Related Party Transactions
Details of related party balances as of December 31, 2024 and 2025 are as follows:
Amounts due from related parties:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Minority shareholders of the Company	766	874
Huibao Huipei	157	635
Xiaoke	72	—
Bay Union	—	2,806

	995	4,315

Amounts due to related parties:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Huibao Huipei	2,495	—
Bay Union	—	20,415

	2,495	20,415